HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 97.7%
Airlines: 2.3%
250,000	Hawaiian Holdings, Inc.	$3,510,000

Apparel & Shoe Retail: 3.2%
310,000	American Eagle Outfitters, Inc.	3,379,000
53,000	Shoe Carnival, Inc.	1,551,310
		4,930,310
Automobile Retail: 2.8%
50,000	America's Car-Mart, Inc. [1]	4,393,500

Banks: 5.8%
420,000	Hilltop Holdings, Inc.	7,749,000
50,000	Triumph Bancorp, Inc. [1]	1,213,500
		8,962,500
Biotechnology: 3.0%
30,000	Emergent BioSolutions, Inc. [1]	2,372,400
25,500	Exact Sciences Corp. [1]	2,216,970
		4,589,370
Building Materials: 6.7%
85,000	Eagle Materials, Inc.	5,968,700
175,000	U.S. Concrete, Inc. [1]	4,340,000
		10,308,700
Chemicals: 1.9%
55,000	Ingevity Corp. [1]	2,891,350

Commercial Services: 3.2%
50,000	Chegg, Inc. [1]	3,363,000
18,000	Grand Canyon Education, Inc. [1]	1,629,540
		4,992,540
Computers: 3.7%
230,000	NCR Corp. [1]	3,983,600
16,000	Qualys, Inc. [1]	1,664,320
		5,647,920
Diversified Financial Services: 1.9%
50,000	Tradeweb Markets, Inc. - Class A	2,907,000

Electrical Components & Equipment: 1.9%
60,000	Encore Wire Corp.	2,929,200

Engineering & Construction: 1.1%
100,000	Primoris Services Corp.	1,776,000

Entertainment: 0.7%
93,500	Cinemark Holdings, Inc.	1,079,925

Healthcare Products: 3.4%
100,000	Inmode Ltd. [1]	2,832,000
25,000	Tandem Diabetes Care, Inc. [1]	2,473,000
		5,305,000
Home Builders: 1.5%
120,000	Taylor Morrison Home Corp. [1]	2,314,800

Home Furnishings Retail: 2.7%
17,000	RH [1]	4,231,300

Insurance: 3.5%
29,000	The Hanover Insurance Group, Inc.	2,938,570
150,000	NMI Holdings, Inc. - Class A [1]	2,412,000
		5,350,570
Internet: 1.5%
160,000	Revolve Group, Inc. - Class A [1]	2,377,600

Iron & Steel: 6.2%
250,000	Cleveland-Cliffs, Inc.	1,380,000
400,000	Commercial Metals Co.	8,160,000
		9,540,000
Leisure Time: 4.1%
65,000	Brunswick Corp.	4,160,650
120,000	Callaway Golf Co.	2,101,200
		6,261,850
Oil Companies Exploration & Production: 5.2%
250,000	Comstock Resources, Inc. [1]	1,095,000
475,000	Matador Resources Co. [1]	4,037,500
275,000	Parsley Energy, Inc. - Class A	2,937,000
		8,069,500
Oil U.S. Royalty Trusts: 6.2%
16,000	Texas Pacific Land Trust	9,515,040

Packaging & Containers: 0.9%
100,000	Graphic Packaging Holding Co.	1,399,000

Pharmaceuticals: 1.7%
250,000	Ironwood Pharmaceuticals, Inc. [1]	2,580,000

Real Estate: 1.5%
55,000	Redfin Corp. [1]	2,305,050

Real Estate Investment Trusts: 2.3%
10,000	CyrusOne, Inc.	727,500
80,000	Ryman Hospitality Properties, Inc.	2,768,000
		3,495,500
Restaurants: 2.2%
65,000	Texas Roadhouse, Inc.	3,417,050

Semiconductors: 6.8%
85,000	Brooks Automation, Inc.	3,760,400
140,000	Kulicke & Soffa Industries, Inc.	2,916,200
200,000	Tower Semiconductor Ltd. [1]	3,818,000
		10,494,600

Software: 7.2%
30,000	Envestnet, Inc. [1]	2,206,200
55,000	Five9, Inc. [1]	6,086,850
30,000	Schrodinger, Inc. [1]	2,747,100
		11,040,150
Transportation: 2.6%
75,000	Marten Transport Ltd.	1,887,000
170,000	Scorpio Tankers, Inc.	2,177,700
		4,064,700
TOTAL COMMON STOCKS
(Cost $124,173,038)		150,680,025

TOTAL INVESTMENTS IN SECURITIES: 97.7%
(Cost $124,173,038)		150,680,025
Other Assets in Excess of Liabilities: 2.3%		3,554,520
TOTAL NET ASSETS: 100.0%		$154,234,545

[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$150,680,025	$-	$-	$150,680,025
Total Investments in Securities	$150,680,025	$-	$-	$150,680,025